REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)			1 Months Ended
	Mar. 08, 2019 Vote	Sep. 22, 2016 Vote	Mar. 31, 2019 shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Temporary Equity [Line Items]
Preferred shares, par value | $ / shares				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred shares, conversion and redesignation, ratio			1
Number of votes per share		1
Class A ordinary shares
Temporary Equity [Line Items]
Number of votes per share	1
Shares issued for each shares converted | shares			237,129,043
Class B ordinary shares
Temporary Equity [Line Items]
Number of votes per share	20
Shares issued for each shares converted | shares			140,802,051